N-2 - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001789470
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		StepStone Private Markets
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
	For the Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:

Net Asset Value per share, beginning of period	$56.54	$51.73	$45.61	$43.07	$33.65
Activity from investment operations:
Net investment income (loss)[1]	(0.10)	0.24	0.30	(0.07)	(0.54)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	6.00	5.29	5.98	3.57	10.44
Total from investment operations	5.90	5.53	6.28	3.50	9.90
Less distributions:
From net investment income	(0.01)	(0.18)	—	(0.40)	(0.23)
From net realized gains	(0.69)	(0.54)	(0.16)	(0.56)	(0.25)
Total distributions	(0.70)	(0.72)	(0.16)	(0.96)	(0.48)

Net Asset Value per share, end of period[3]	$61.74	$56.54	$51.73	$45.61	$43.07

Net Assets, end of period (in thousands)[3]	$4,370,857	$3,378,914	$1,947,596	$963,316	$445,249

Ratios to average net assets[4]
Net investment income (loss)[5]	(0.17)%	0.44%	0.63%	(0.16)%	(1.36)%
Expenses before adviser expense recoupment (reimbursement)[5]	1.91%	1.88%	2.09%	2.32%	3.38%
Expenses after adviser expense recoupment(reimbursement)[5]	1.91%	1.88%	2.09%	2.45%	3.56%
Total return3 6 7	10.47%	10.76%	13.79%	8.23%	29.43%
Portfolio turnover rate[8]	0.04%	0.28%	0.01%	4.35%	25.31%
	As of	As of	As of	As of	As of
	March 31,	March 31,	March 31,	March 31,	March 31,
Senior Securities:	2026	2025	2024	2023	2022
Total borrowings (in thousands)	$200,000	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144	N/A	N/A	N/A	N/A
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Ratios exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and repurchase on the last day of the period at net asset value.
7	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$56.21	$51.51	$45.53	$43.03	$33.62
Activity from investment operations:
Net investment income (loss)[1]	(0.26)	0.10	0.14	(0.15)	(0.46)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	5.97	5.29	6.00	3.57	10.31
Total from investment operations	5.71	5.39	6.14	3.42	9.85
Less distributions:
From net investment income	(0.01)	(0.15)	0.00	(0.36)	(0.19)
From net realized gains	(0.69)	(0.54)	(0.16)	(0.56)	(0.25)
Total distributions	(0.70)	(0.69)	(0.16)	(0.92)	(0.44)
Net Asset Value per share, end of period[3]	$61.22	$56.21	$51.51	$45.53	$43.03

Net Assets, end of period (in thousands)[3]	$98,485	$67,717	$44,397	$31,668	$14,908

Ratios to average net assets[4]
Net investment income (loss)[5]	(0.44)%	0.19%	0.29%	(0.34)%	(1.17)%
Expenses before adviser expense recoupment (reimbursement)[5]	2.17%	2.13%	2.37%	2.49%	3.44%
Expenses after adviser expense recoupment (reimbursement)[5]	2.17%	2.13%	2.37%	2.62%	3.52%
Total return3 6 7	10.19%	10.52%	13.51%	8.04%	29.32%
Portfolio turnover rate[8]	0.04%	0.28%	0.01%	4.35%	25.31%

	As of	As of	As of	As of	As of
Senior Securities:	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022
Total borrowings (in thousands)..	$200,000	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144	N/A	N/A	N/A	N/A
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Ratios exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and repurchase on the last day of the period at net asset value.
7	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
	For the Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$55.35	$50.97	$45.38	$43.07	$33.65
Activity from investment operations:
Net investment income (loss)[1]	(0.61)	(0.22)	0.07	(0.30)	(0.31)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	5.89	5.19	5.68	3.48	10.21
Total from investment operations	5.28	4.97	5.75	3.18	9.90
Less distributions:
From net investment income	0.00	(0.05)	0.00	(0.31)	(0.23)
From net realized gains	(0.69)	(0.54)	(0.16)	(0.56)	(0.25)
Total distributions	(0.69)	(0.59)	(0.16)	(0.87)	(0.48)
Net Asset Value per share, end of period[3]	$59.94	$55.35	$50.97	$45.38	$43.07

Net Assets, end of period (in thousands)[3]	$1,356,082	$907,554	$316,271	$51,019	$87

Ratios to average net assets⁴
Net investment income (loss)[5]	(1.05)%	(0.41)%	0.14%	(0.67)%	(0.81)%
Expenses before adviser expense recoupment (reimbursement)[5]	2.77%	2.73%	2.79%	3.40%	3.45%
Expenses after adviser expense recoupment (reimbursement)[5]	2.77%	2.73%	2.79%	3.41%	3.43%
Total return3 6 7	9.57%	9.79%	12.70%	7.48%	29.43%
Portfolio turnover rate[8]	0.04%	0.28%	0.01%	4.35%	25.31%

	As of	As of	As of	As of	As of
	March 31,	March 31,	March 31,	March 31,	March 31,
Senior Securities:	2026	2025	2024	2023	2022
Total borrowings (in thousands)	$200,000	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144	N/A	N/A	N/A	N/A
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Ratios exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and repurchase on the last day of the period at net asset value. Total return shown excludes the effect of applicable sales charges.
7	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$59.58
Activity from investment operations:
Net investment income (loss)[1]	(0.31)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	0.68
Total from investment operations	0.37
Net Asset Value per share, end of period[3]	$59.95

Net Assets, end of period (in thousands)[3]	$3,455

Ratios to average net assets[4]
Net investment income (loss)[5]	(2.10)%
Expenses[6]	2.78%
Total return3 7	0.62%
Portfolio turnover rate[8]	0.04%

Senior Securities:	As of March 31, 2026
Total borrowings (in thousands)	$200,000
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144
*	The Class commenced operations on January 2, 2026 at a net asset value per share of $59.58.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, and exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, and exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

StepStone Private Markets (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on September 6, 2019 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on October 1, 2020.

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class R Shares (collectively, “Shares”) to eligible investors (“Shareholders”). The Shares are offered in a continuous registered public offering with subscriptions accepted daily at the then-current-daily net asset value (“NAV”) per share, adjusted for sales load, if applicable. The Fund may, from time to time, offer to repurchase Shares pursuant to written repurchase offers. Repurchases will be made at such times, in such amounts and on such terms as determined by the Fund’s Board of Trustees (“Board”) (see Note 10).

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund's investment adviser ("Adviser") and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of StepStone Group LP. The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets.

The Fund’s investment objectives are to invest, directly and indirectly, in a broad cross section of private market assets ("Private Market Assets") across private equity, private debt and real assets that will enable it to, over time, achieve long-term capital appreciation and offer an investment alternative for investors seeking to allocate a portion of their longer-term portfolio to private markets through a single investment that provides substantial diversification and access to historically top-tier managers.

Master-Feeder Structure

The Fund and StepStone Private Markets Feeder Ltd. (“Feeder Fund”) are part of a “master-feeder” structure. The Feeder Fund invests substantially all of its assets in the Class I Shares of the Fund. As of March 31, 2026, the Feeder Fund owns 10.40% of the Fund’s net assets.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class R Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class R Shares by an investor is $5,000. The minimum initial investment in any share class may be reduced at the Adviser's discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares, Class D Shares and Class R Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the capital share transactions for the year ended March 31, 2026 and the year ended March 31, 2025:

	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	22,704,083	$1,355,451,229	24,320,638	$1,322,288,380
Reinvestment of distributions	447,458	26,992,849	377,421	20,393,881
Repurchase of shares	(12,205,958)	(736,233,657)	(2,981,121)	(162,697,044)
Exchange of shares	82,011	4,981,165	396,609	21,661,710
Net increase (decrease)	11,027,595	$651,191,586	22,113,547	$1,201,646,927
Class D
Proceeds from shares issued	472,284	$28,011,694	535,218	$28,814,009
Reinvestment of distributions	15,084	903,908	10,752	578,505
Repurchase of shares	(82,199)	(4,907,885)	(32,822)	(1,798,826)
Exchange of shares	(1,088)	(79,101)	(170,378)	(9,327,478)
Net increase (decrease)	404,081	$23,928,616	342,770	$18,266,210
Class S
Proceeds from shares issued	7,012,342	$407,208,116	10,040,921	$531,817,713
Reinvestment of distributions	204,439	12,025,491	116,410	6,220,270
Repurchase of shares	(906,901)	(53,498,367)	(213,803)	(11,454,322)
Exchange of shares	(83,096)	(4,902,064)	247,061	13,445,867
Net increase (decrease)	6,226,783	$360,833,176	10,190,589	$540,029,528
Class R2
Proceeds from shares issued	57,639	$3,448,247	—	$—
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	—	—
Net increase (decrease)	57,639	$3,448,247	—	$—
Class T1
Proceeds from shares issued	—	$—	171,870	$9,003,754
Reinvestment of distributions	—	—	2,991	159,080
Repurchase of shares	—	—	(14,657)	(768,519)
Exchange of shares	—	—	(478,756)	(25,780,099)
Net increase (decrease)	—	$—	(318,552)	$(17,385,784)

Subject to the Board’s discretion, the Fund offers a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 5.00% of the Fund’s outstanding Shares each quarter. It is expected that the Adviser will recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, with such repurchases to typically occur on March 15, June 15, September 15 and December 15 of each year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full

Class I [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:

Net Asset Value per share, beginning of period	$56.54	$51.73	$45.61	$43.07	$33.65
Activity from investment operations:
Net investment income (loss)[1]	(0.10)	0.24	0.30	(0.07)	(0.54)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	6.00	5.29	5.98	3.57	10.44
Total from investment operations	5.90	5.53	6.28	3.50	9.90
Less distributions:
From net investment income	(0.01)	(0.18)	—	(0.40)	(0.23)
From net realized gains	(0.69)	(0.54)	(0.16)	(0.56)	(0.25)
Total distributions	(0.70)	(0.72)	(0.16)	(0.96)	(0.48)

Net Asset Value per share, end of period[3]	$61.74	$56.54	$51.73	$45.61	$43.07

Net Assets, end of period (in thousands)[3]	$4,370,857	$3,378,914	$1,947,596	$963,316	$445,249

Ratios to average net assets[4]
Net investment income (loss)[5]	(0.17)%	0.44%	0.63%	(0.16)%	(1.36)%
Expenses before adviser expense recoupment (reimbursement)[5]	1.91%	1.88%	2.09%	2.32%	3.38%
Expenses after adviser expense recoupment(reimbursement)[5]	1.91%	1.88%	2.09%	2.45%	3.56%
Total return3 6 7	10.47%	10.76%	13.79%	8.23%	29.43%
Portfolio turnover rate[8]	0.04%	0.28%	0.01%	4.35%	25.31%
	As of	As of	As of	As of	As of
	March 31,	March 31,	March 31,	March 31,	March 31,
Senior Securities:	2026	2025	2024	2023	2022
Total borrowings (in thousands)	$200,000	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144	N/A	N/A	N/A	N/A
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Ratios exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and repurchase on the last day of the period at net asset value.
7	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount		$ 200,000
Senior Securities Average Market Value per Unit	[1]	$ 30,144
General Description of Registrant [Abstract]
NAV Per Share		$ 61.74
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Authorized [Shares]		70,792,776
Class D [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$56.21	$51.51	$45.53	$43.03	$33.62
Activity from investment operations:
Net investment income (loss)[1]	(0.26)	0.10	0.14	(0.15)	(0.46)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	5.97	5.29	6.00	3.57	10.31
Total from investment operations	5.71	5.39	6.14	3.42	9.85
Less distributions:
From net investment income	(0.01)	(0.15)	0.00	(0.36)	(0.19)
From net realized gains	(0.69)	(0.54)	(0.16)	(0.56)	(0.25)
Total distributions	(0.70)	(0.69)	(0.16)	(0.92)	(0.44)
Net Asset Value per share, end of period[3]	$61.22	$56.21	$51.51	$45.53	$43.03

Net Assets, end of period (in thousands)[3]	$98,485	$67,717	$44,397	$31,668	$14,908

Ratios to average net assets[4]
Net investment income (loss)[5]	(0.44)%	0.19%	0.29%	(0.34)%	(1.17)%
Expenses before adviser expense recoupment (reimbursement)[5]	2.17%	2.13%	2.37%	2.49%	3.44%
Expenses after adviser expense recoupment (reimbursement)[5]	2.17%	2.13%	2.37%	2.62%	3.52%
Total return3 6 7	10.19%	10.52%	13.51%	8.04%	29.32%
Portfolio turnover rate[8]	0.04%	0.28%	0.01%	4.35%	25.31%

	As of	As of	As of	As of	As of
Senior Securities:	March 31, 2026	March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022
Total borrowings (in thousands)..	$200,000	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144	N/A	N/A	N/A	N/A
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Ratios exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and repurchase on the last day of the period at net asset value.
7	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount		$ 200,000
Senior Securities Average Market Value per Unit	[1]	$ 30,144
General Description of Registrant [Abstract]
NAV Per Share		$ 61.22
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Authorized [Shares]		1,608,723
Class S [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$55.35	$50.97	$45.38	$43.07	$33.65
Activity from investment operations:
Net investment income (loss)[1]	(0.61)	(0.22)	0.07	(0.30)	(0.31)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	5.89	5.19	5.68	3.48	10.21
Total from investment operations	5.28	4.97	5.75	3.18	9.90
Less distributions:
From net investment income	0.00	(0.05)	0.00	(0.31)	(0.23)
From net realized gains	(0.69)	(0.54)	(0.16)	(0.56)	(0.25)
Total distributions	(0.69)	(0.59)	(0.16)	(0.87)	(0.48)
Net Asset Value per share, end of period[3]	$59.94	$55.35	$50.97	$45.38	$43.07

Net Assets, end of period (in thousands)[3]	$1,356,082	$907,554	$316,271	$51,019	$87

Ratios to average net assets⁴
Net investment income (loss)[5]	(1.05)%	(0.41)%	0.14%	(0.67)%	(0.81)%
Expenses before adviser expense recoupment (reimbursement)[5]	2.77%	2.73%	2.79%	3.40%	3.45%
Expenses after adviser expense recoupment (reimbursement)[5]	2.77%	2.73%	2.79%	3.41%	3.43%
Total return3 6 7	9.57%	9.79%	12.70%	7.48%	29.43%
Portfolio turnover rate[8]	0.04%	0.28%	0.01%	4.35%	25.31%

	As of	As of	As of	As of	As of
	March 31,	March 31,	March 31,	March 31,	March 31,
Senior Securities:	2026	2025	2024	2023	2022
Total borrowings (in thousands)	$200,000	$—	$—	$—	$—
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144	N/A	N/A	N/A	N/A
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Ratios exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and repurchase on the last day of the period at net asset value. Total return shown excludes the effect of applicable sales charges.
7	Total return would have been higher or lower had certain expenses not been recouped or waived by the Adviser during the periods of recoupment or reimbursement, respectively.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount		$ 200,000
Senior Securities Average Market Value per Unit		$ 30,144
General Description of Registrant [Abstract]
NAV Per Share		$ 59.94
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S Shares
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Authorized [Shares]		22,622,646
Class R [Member]
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
For the Period Ended March 31, 2026*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$59.58
Activity from investment operations:
Net investment income (loss)[1]	(0.31)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments[2]	0.68
Total from investment operations	0.37
Net Asset Value per share, end of period[3]	$59.95

Net Assets, end of period (in thousands)[3]	$3,455

Ratios to average net assets[4]
Net investment income (loss)[5]	(2.10)%
Expenses[6]	2.78%
Total return3 7	0.62%
Portfolio turnover rate[8]	0.04%

Senior Securities:	As of March 31, 2026
Total borrowings (in thousands)	$200,000
Asset coverage per $1,000 unit of senior indebtedness[9]	30,144
*	The Class commenced operations on January 2, 2026 at a net asset value per share of $59.58.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in net asset value per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the proportionate share of income and expenses originating from the Fund's underlying Investments.
5	Net investment income (loss) ratios have been annualized for periods of less than twelve months, and exclude deferred tax provisions (Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
6	Expense ratios have been annualized for periods of less than twelve months, and exclude deferred tax provisions (See Note 13). Taxes, if any, are disclosed separately in the Statement of Operations.
7	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
8	Excluding short-term investments, the portfolio turnover rate represents the lesser of the Fund's purchases or sales of investments for the period divided by the average monthly fair value of the Fund's investments during the period. Results for periods of less than one year are not annualized.
9	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Senior Securities Amount		$ 200,000
Senior Securities Average Market Value per Unit	[1]	$ 30,144
General Description of Registrant [Abstract]
NAV Per Share		$ 59.95
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class R Shares
Outstanding Security, Title [Text Block]		Class R
Outstanding Security, Authorized [Shares]		57,639

[1]	Calculated by subtracting the Fund’s total liabilities (excluding borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness